Common shares	6 Months Ended
Jun. 30, 2019
Share-Based Payment Arrangements [Abstract]
Common shares
Common shares

In February 2019, the Company's Board of Directors approved the reloading of the Plan, and reserved an additional 86,977 common shares, par value $0.01 per share, of the Company for issuance pursuant to the Plan.
2013 Equity Incentive Plan, or the Plan
In June 2019, we issued 112,750 shares of restricted stock to our employees and 107,500 shares to SSH employees for no cash consideration pursuant to the Plan. The share price on the issuance date was $24.93 per share. The vesting schedule of the restricted stock issued is (i) one-third of the shares vest on June 6, 2022, (ii) one-third of the shares vest on June 5, 2023, and (iii) one-third of the shares vest on June 4, 2024.
The following is a summary of activity for awards of restricted stock that have been granted under the Plan during the six months ended June 30, 2019.

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding and non-vested, December 31, 2018	3,359,887	$30.05
Granted	220,250	24.93
Vested	(199,788)	77.45
Forfeited	(2,500)	48.07
Outstanding and non-vested, June 30, 2019	3,377,849	$26.89

As of June 30, 2019, there were 3,377,849 unvested shares of restricted stock outstanding. Assuming that all the restricted stock will vest, the stock compensation expense in future periods, including that related to restricted stock issued in prior periods will be:

In thousands of U.S. dollars	Employees	Directors	Total
For the period July 1, 2019 through December 31, 2019	$12,213	$549	$12,762
For the year ending December 31, 2020	19,918	539	20,457
For the year ending December 31, 2021	12,870	119	12,989
For the year ending December 31, 2022	5,940	—	5,940
For the year ending December 31, 2023	1,799	—	1,799
For the year ending December 31, 2024	157	—	157
	$52,897	$1,207	$54,104

 Dividend Payments
In February 2019, our Board of Directors declared a quarterly cash dividend of $0.10 per common share, which was paid on March 28, 2019 to all shareholders of record as of March 13, 2019.
In May 2019, our Board of Directors declared a quarterly cash dividend of $0.10 per share, which was paid on June 27, 2019 to all shareholders of record as of June 5, 2019.
Securities Repurchase Program
In May 2015, our Board of Directors authorized a new Securities Repurchase Program to purchase up to an aggregate of $250 million of our common stock and bonds, the latter of which consists of our (i) Convertible Senior Notes due 2019, which were issued in June 2014, (ii) Unsecured Senior Notes Due 2020 (NYSE: SBNA), which were issued in May 2014, and (iii) Convertible Senior Notes due 2022, which were issued in May and July 2018.
In March 2019, we repurchased $2.29 million face value of our Convertible Notes due 2019 at an average price of $990.00 per $1,000 principal amount, or $2.27 million.
During the six months ended June 30, 2019, we purchased an aggregate of 30 of our common shares that are being held as treasury shares at an average price of $17.10 per share.
We had $121.6 million remaining under our Securities Repurchase Program as of June 30, 2019. We expect to repurchase any securities in the open market, at times and prices that are considered to be appropriate, but we are not obligated under the terms of the program to repurchase any securities.
There were 6,349,324 and 6,349,294 common shares held in treasury at June 30, 2019 and December 31, 2018, respectively.
Shares outstanding
As of June 30, 2019, we had 51,615,220 common shares outstanding. These shares provide the holders with rights to dividends and voting rights.